Intangible Assets and Others, Net (Schedule of Intangible Assets and Others, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Original amount	$ 51,234	$ 52,426
Accumulated amortization	50,957	49,426
Intangible assets, net	277	3,000
Minimum [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years
Maximum [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	12 years
Technology [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years
Original amount	46,266	47,110
Accumulated amortization	46,239	45,202
Customer related intangible assets [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Original amount	4,968	5,316
Accumulated amortization	$ 4,718	$ 4,224
Customer related intangible assets [Member] | Minimum [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years
Customer related intangible assets [Member] | Maximum [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	8 years